Cover	6 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	References throughout this Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 to “we,” “us,” the “Company” or “our company” are to DIH Holding US, Inc., unless the context otherwise indicates. The Company is filing this Post-Effective Amendment No. 1 (“Amendment No. 1”) to the Registration Statement on Form S-1, originally filed with the Securities and Exchange Commission (“SEC”) on July 26, 2024, as amended on September 17, 2024, October 10, 2024 and October 15, 2024 (the “Original Filing”) and declared effective by the SEC on October 18, 2024. No additional securities are being registered by this Amendment No. 1. All applicable registration fees were paid at the time of filing the Original Filing. On November 14, 2024, the Company filed a Form 8-K with the SEC (the “Non-Reliance 8-K”) noting that during the preparation of the Company’s consolidated interim financial statements for the quarter ended September 30, 2024, the Company’s management identified the following misstatements and adjustments previously not recorded. As described in the Non-Reliance 8-K, on November 14, 2024, the audit committee of the Company’s board of directors, after consulation with the Company’s management determined that the Company’s interim financial statements (collectively, the “Prior Period Financial Statements”) as of and for the three months ended June 30, 2024 (the “Non-Reliance Period”) included in the Company’s Quarterly Report on Form 10-Q as filed with the Securities and Exchange Commission (“SEC”) on August 19, 2024 (the “Form 10-Q”) and in the Company’s Registration Statement on Form S-1 which was initially filed with the SEC on July 26, 2024 and declared effective by the SEC on October 18, 2024 (the “Form S-1”) should no longer be relied upon. Management and the Audit Committee have determined that the errors (described below) in the unaudited interim consolidated financial statements for the Non-Reliance Period require a restatement of the Prior Period Financial Statements (the “Restatement”) which was filed in a Quarterly Report on Form 10-Q/A for the quarter ended June 30, 2024 on November 15, 2024. During the preparation of the Company’s financial statements as of and for the three and six months ended September 30, 2024, the Company identified two device sales and related cost of sales which should have been recognized in the quarter ended June 30, 2024 when the transfer of control occurred. The device sales had erroneously not been recorded in the originally issued Form 10-Q. The errors in the unaudited condensed consolidated financial statements for the June 30, 2024 Non-Reliance Periods noted above were corrected in the restated financial statements for the June 30, 2024 Non-Reliance Period in an amendment to the previously-filed Form 10-Q and this Post-Effective Amendment to the Form S-1. As such, the Company is filing this Amendment No. 1 to include the financial statements for the three and six months ended September 30, 2024 which will reflect the impact of the restatement of the financial statements for the quarter ended June 30, 2023 and the related Management’s Discussion and Analysis of Financial Condition and Results of Operation. Further, the Company’s management has concluded that the errors arose due to its previously reported material weaknesses in the Company’s internal control over financial reporting. Specifically, the Company concluded that it had limited accounting personnel and other resources with which to address its internal control over financial reporting in accordance with requirements applicable to public companies. The Company’s controls are not designed and operating effectively to allow sufficient and timely detailed review of significant accounting transactions and account reconciliations. The Company’s remediation plan with respect to such material weaknesses are described in more detail in the Risk Factors section below. This Amendment No. 1 reflects events that occurred after the filing of the Original Filing and modifies and updates all disclosures in the Original Filing.
Entity Registrant Name	DIH HOLDING US, INC.
Entity Central Index Key	0001883788
Entity Tax Identification Number	98-1624542
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	77 Accord Park Drive
Entity Address, Address Line Two	Suite D-1
Entity Address, City or Town	Norwell
Entity Address, State or Province	MA
City Area Code	877
Local Phone Number	944-2200
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	77 Accord Park Drive
Entity Address, Address Line Two	Suite D-1
Entity Address, City or Town	Norwell
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02061
City Area Code	(617)
Local Phone Number	871-2101
Contact Personnel Name	Jason Chen